Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 1	$ 1	$ 1
Change in assets of consolidated investment management funds	253	25	242
Change in liabilities of consolidated investment management funds	2	0	2
Change in nonredeemable noncontrolling interests of consolidated investment management funds	189	53	41
Securities purchased not settled	22	0	205
Securities matured not settled	385	0	0
Available-for-sale securities transferred to held-to-maturity	6,067	13,800	501
Premises and equipment/capitalized software funded by finance lease obligations	0	27	10
Premises and equipment/operating lease obligations	307	97	208
Investment redemptions not settled	0	0	9
Contingent consideration and residual interests from divestiture	$ 222	$ 0	$ 0